NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 9,638	$ 10,767
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	9,305	10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 333	$ 259